UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: June 30, 2011
Check here is Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Salient Capital Advisors, LLC
Address:  4265 San Felipe, 8th Floor
          Houston, TX 77027

13F File Number: 028-14184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Paul A. Bachtold
Title:  Chief Compliance Officer
Phone:  713-993-4686
Signature, Place and Date of Signing:

      Paul Bachtold,  Houston, TX    February 27, 2012


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     27

Form 13F Information Table Value Total: 146139


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                                                   FORM 13F INFORMATION TABLE

                                                                                                       Voting Authority
                                                                                                       ----------------------------
                                                CUSIP    Value    Shares/  Sh/Put/  Invstmt   Other
Name of Issuer                 Title of Class   ---------(x$1,000)Prn Amt  PutCall  Dscretn   Managers Sole      Shared   None
------------------------       ---------------           -------- ----------------- --------  -------- --------  -------- --------
ALLIANCE HOLDINGS GP LP        COM UNITS LP     01861g100    3098    62110 SH       SOLE                   62110         0        0
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107    3160   162400 SH       SOLE                  162400         0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101    4989    77270 SH       SOLE                   77270         0        0
CROSSTEX ENERGY INC            COM              22765y104    4264   358334 SH       SOLE                  358334         0        0
CROSSTEX ENERGY LP             COM              22765u102    3266   179930 SH       SOLE                  179930         0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985r104    5492   495180 SH       SOLE                  495180         0        0
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108    7212   207550 SH       SOLE                  207550         0        0
ENBRIDGE ENERGY MANAGEMENT L   SHS UNITS LLI    29250x103   11126   360050 SH       SOLE                  360050         0        0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273v100    3006    66850 SH       SOLE                   66850         0        0
ENTERPRISE PRODUCTS PARTNERS L COM              293792107    8282   191680 SH       SOLE                  191680         0        0
KINDER MORGAN INC DEL          COM              49456b101    4019   139900 SH       SOLE                  139900         0        0
KINDER MORGAN MANAGEMENT LLC   SHS              49455u100   16234   247510 SH       SOLE                  247510         0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106    4364    73070 SH       SOLE                   73070         0        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100    3317    68760 SH       SOLE                   68760         0        0
MV OIL TR                      TR UNITS         553859109    7734   184850 SH       SOLE                  184850         0        0
NAVIOS MARITIME PARTNERS L P   UNIT LPI         Y62267102    7044   383260 SH       SOLE                  383260         0        0
NUSTAR ENERGY LP               UNIT COM         67058h102    3289    50840 SH       SOLE                   50840         0        0
NUSTAR GP HOLDINGS LLC         UNIT RESTG LLC   67059l102    1645    45700 SH       SOLE                   45700         0        0
PENN VA RESOURCES PARTNERS L   COM              707884102    3415   126770 SH       SOLE                  126770         0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105    4406    68850 SH       SOLE                   68850         0        0
SPECTRA ENERGY PARTNERS LP     COM              84756n109    5409   170000 SH       SOLE                  170000         0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764l108    3294    38230 SH       SOLE                   38230         0        0
TARGA RES CORP                 COM              87612g101    4462   133360 SH       SOLE                  133360         0        0
TARGA RESOURCES PARTNERS LP    COM UNIT         87611x105    5046   141750 SH       SOLE                  141750         0        0
TEEKAY LNG PARTNERS L P        PRTNSP UNITS     y8564m105    3336    90180 SH       SOLE                   90180         0        0
TEEKAY OFFSHORE PARTNERS L P   PARTNERSHIP UN   y8565j101    7317   249290 SH       SOLE                  249290         0        0
VOC ENERGY TR                  TR UNIT          91829B103    7912   351812 SH       SOLE                  351812         0        0